Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2017	2016
	USD thousands	USD thousands
Current balances in banks	31,072	14,784
Deposits held at financial institutions, with original
maturity periods of up to three months	15,304	170

	46,376	14,954

The deposits outstanding, as of December 31, 2017, bear annual interest of -0.01%1.47%.

The Group’s exposure to credit, interest rate and currency risks and a sensitivity analysis for financial assets are disclosed in Note 26.